Nature of Business (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2012 MW kilovolt project mi province state	Dec. 31, 2011 MW kilovolt project province mi state
Nature of business
Net generating capacity of project (in MW)		2,140
Number of operational power generation projects	31	31
Number of states in which power generation projects operate	11	11
Number of provinces in which power generation projects operate	2	2
Number of biomass projects under construction in Georgia	1	1
Generating capacity of biomass project under construction in Georgia (in MW)	53	53
Length of electric transmission line located in California (in miles)	84	84
Capacity of electric transmission line located in California (in kilovolt)	500	500